Pay vs Performance Disclosure - USD ($)	11 Months Ended	12 Months Ended			25 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required under SEC rules adopted pursuant to the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain measurements of the Company's performance.

The following table sets forth the information of our NEOs, consisting of the Company's primary executive officer ("PEO") and primary financial officer ("PFO") for the fiscal years ended December 31, 2025, 2024, and 2023. The amounts represented under "compensation actually paid" ("CAP") are computed in accordance with SEC rules relative to Item 402(v) of Regulation S-K, and do not reflect the actual compensation paid or earned during each fiscal year. See footnotes (2) and (4) below for further information.

	PEO 1 Mr. Crenshaw (Current)		PEO 2 Mr. Ballard (Former)
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for Non-PEO NEOs($) (3)	Compensation Actually Paid to Non-PEO NEOs($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (7)	Net Income (loss) ($) (000's)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$459,969	$459,969	$1,533,693	$1,908,709	$536,086	$583,611	$86	$(1,354)
2024	—	—	551,872	557,697	476,192	477,357	101	4,599
2023	—	—	1,319,920	986,111	544,109	464,313	78	125
(1)	For all years the Non-PEO NEO is Mr. Puhala (PFO). During 2025, the PEO 1 is Mr. Crenshaw (current) and PEO 2 is Mr. Ballard (former).
(2)

Amounts in column (c) represent "compensation actually paid"("CAP"), computed under the definition of Item 402(v) of Regulation S-K; and do not represent the actual amount of compensation paid or earned during the applicable year. Accordingly, stock-based awards have been adjusted to reflect fair value based on the Company's stock price at either the end of the applicable year or at the vesting date, as opposed to the price at the date of grant under FASB ASC 718. The following is a detail of the adjustments, reconciling column (b) to column (c) on the above "Pay versus Performance" Table:

(3)	Amounts represent the compensation, presented for the Company's non-PEO named executive officer per the Summary Compensation Table.
(4)

Amounts in column (e) represent "compensation actually paid"("CAP"), computed under the definition of Item 402(v) of Regulation S-K; and do not represent the actual amount of compensation paid or earned during the applicable year. For Column (e), the amount is based on the Company's non-PEO NEO. Accordingly, stock-based awards have been adjusted to reflect fair value based on the Company's stock price at either the end of the applicable year or at the vesting date, as opposed to the price at the date of grant under FASB ASC 718. A detail of the adjustments, reconciling column (d) to column (e) on the above "Pay versus Performance" Table is set forth in the table below. 2025 amounts are the same for Mr. Crenshaw with "compensation actually paid" reflecting no equity awards or related fair value recasts for Mr. Crenshaw.

PEO Total Compensation Amount		$ 1,993,662
PEO Actually Paid Compensation Amount		$ 2,368,678
Adjustment To PEO Compensation, Footnote

Reconciliation of PEO Compensation Table (column (b)) to CAP (column (c))

Year	Executive *	Per Summary Compensation Table ($)		Subtract Awards granted during FY, value under ASC 718 ($)	Add Awards granted @ Year-End Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Prior Vested Equity Awards ($)	Add Excess Fair Value for Equity Award Modification ($) (6)	Compensation Actually Paid ($)
2025	PEO 1	$459,969		$—	$—	$—	$—	$—	$459,969
2025	PEO 2	1,533,693	(5)	—	—	—	(1,707)	376,723	1,908,709
2025	PEO Total	1,993,662		—	—	—	(1,707)	376,723	2,368,678
2024	PEO 2	551,872		—	—	41,774	(35,949)	—	557,697
2023	PEO 2	1,319,920		(33,413)	33,413	(195,199)	(138,610)	—	986,111
*	PEO 1 is Mr. Crenshaw; PEO 2 is Mr. Ballard
(5)	Includes base pay $50,623, separation pay of $884,615, consulting fees of $534,600 and other pay of $61,060 pursuant to Mr. Ballard's "Release and Consulting Agreement", and employer contributed 401(k) contributions of $2,795 per the Summary Compensation Table.
(6)	Value reflects excess fair value related to the separation modification on 01/31/2025. Note all the options expired unexercised at 12/31/2025.

Non-PEO NEO Average Total Compensation Amount		$ 536,086	$ 476,192	$ 544,109
Non-PEO NEO Average Compensation Actually Paid Amount		$ 583,611	477,357	464,313
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of PFO Compensation Table (column (d)) to CAP (column (e))

Year	Executive	Per Summary Compensation Table ($)	Subtract Awards granted during FY, value under ASC 718 ($)	Add Awards granted @ Year-End Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Prior Vested Equity Awards ($)	Add Excess Fair Value for Equity Award Modification ($)	Compensation Actually Paid ($)
2025	PFO	$536,086	$—	$—	$—	$47,525	$—	$583,611
2024	PFO	476,192	—	—	8,355	(7,190)	—	477,357
2023	PFO	544,109	(8,183)	8,183	(39,040)	(40,756)	—	464,313

(7)

Represents the cumulative Total Shareholder Return on an initial fixed $100 value, computed as the difference between the Company's share price at the end of the applicable year and at the beginning of the measurement period (December 31, 2022).

Tabular List, Table

Tabular List of Most Important Performance Measure

The Company primarily uses the following financial performance measure to assess the Company's performance:

Most Important Performance Measure
Adjusted EBITDA

For additional information on our compensation see "Elements of Compensation" and "Annual Cash Bonuses and Annual Non-equity Incentive Plan Compensation" below.

Total Shareholder Return Amount		$ 86	101	78
Net Income (Loss)		$ (1,354,000)	4,599,000	125,000
PEO Name	Mr. Crenshaw				Mr. Ballard
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Mr. Crenshaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 459,969	0	0
PEO Actually Paid Compensation Amount		459,969	0	0
Mr. Ballard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,533,693	551,872	1,319,920
PEO Actually Paid Compensation Amount		1,908,709	557,697	986,111
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		376,723
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,707)
PEO | Mr. Crenshaw [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Crenshaw [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Crenshaw [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Crenshaw [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Crenshaw [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Ballard [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		376,723	0	0
PEO | Mr. Ballard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	33,413
PEO | Mr. Ballard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	41,774	(195,199)
PEO | Mr. Ballard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	33,413
PEO | Mr. Ballard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,707)	(35,949)	(138,610)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(8,183)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	8,355	(39,040)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	8,183
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 47,525	$ (7,190)	$ (40,756)